                                                                    EXHIBIT 99.2

EXHIBIT C

CLASS A CUSIP #00761HBC4
CLASS B CUSIP #00761HBD2
CLASS C CUSIP #00761HBE0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2003-D
                         PERIOD ENDING OCTOBER 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of November 20, 2006 and with respect to the performance of the Trust during the Monthly Period of October 1, 2006 through October 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is November 17, 2006.

The Determination Date with respect to the current calendar month is November 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1, 2000.     Included in Exhibit 4.1 to the Form 8-K filed with
                                                  the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the Master Indenture, dated    Included in Exhibit 4.1 to the Form 8-K filed with
as of May 9, 2006.                                the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

Series 2003-D Indenture Supplement, dated as of   Included in Exhibit 4.1 to the Form 8-K filed with
December 1, 2003.                                 the SEC on December 10, 2003 by Advanta Business
                                                  Receivables Corp.

Transfer and Servicing Agreement ("TSA"), dated   Included in Exhibit 4.3 to the Form 8-K filed with
as of August 1, 2000.                             the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the TSA, dated as of May 9,    Included in Exhibit 4.3 to the Form 8-K filed with
2006.                                             the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

Trust Agreement, dated as of August 1, 2000.      Included in Exhibit 4.4 to the Form 8-K filed with
                                                  the SEC on August 30, 2000 by Advanta Business
                                                  Receivables Corp.

Amendment No. 1 to the Trust Agreement, dated     Included in Exhibit 4.2 to the Form 8-K filed with
as of May 9, 2006.                                the SEC on May 19, 2006 by Advanta Business
                                                  Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                                                       Total amount of
                                                                       principal to be
                                                                             paid         Per $1,000
                                                                       ---------------   -----------
     1.   Class A Noteholders                                          $320,000,000.00    1,000.0000
     2.   Class B Noteholders                                          $ 37,000,000.00    1,000.0000
     3.   Class C Noteholders                                          $ 29,000,000.00    1,000.0000
     4.   Class D Noteholders                                          $ 14,000,000.00    1,000.0000

II. Information regarding the current monthly interest distribution to the Noteholders

                                                                       Total amount of
                                                                        interest to be
                                                                             paid         Per $1,000
                                                                       ---------------   -----------
     1.   Class A Noteholders                                          $  1,540,355.56      4.81361
     2.   Class B Noteholders                                          $    206,141.39      5.57139
     3.   Class C Noteholders                                          $    205,271.67      7.07833
     4.   Class D Noteholders                                          $    154,552.22     11.03944

III. Information regarding the total monthly distribution to the Noteholders

                                                                         Total amount
                                                                          to be paid      Per $1,000
                                                                       ---------------   -----------
     1.   Class A Noteholders                                          $321,540,355.56   1,004.81361
     2.   Class B Noteholders                                          $ 37,206,141.39   1,005.57139
     3.   Class C Noteholders                                          $ 29,205,271.67   1,007.07833
     4.   Class D Noteholders                                          $ 14,154,552.22   1,011.03944

IV.  Information regarding the performance of the Advanta
     Business Card Master Trust

     1.   The aggregate amount of such Collections with respect
          to Principal Receivables for the Monthly Period
          preceding such Payment Date ...........................                  $  957,072,750.39
                                                                                   -----------------
     2.   The aggregate amount of such Collections with respect
          to Finance Charge and Administrative Receivables for
          the Monthly Period preceding such Payment Date ........                  $   72,158,593.60
                                                                                   -----------------
     2a.  Interchange for the Monthly Period preceding such
          Payment Date (included in the amount shown above on
          line item IV. 2.) .....................................                  $   16,757,643.00
                                                                                   -----------------

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
     2b.  Recoveries for the Monthly Period preceding such
          Payment Date (included in the amount shown above on
          line item IV. 2.) .....................................                  $    1,465,563.78
                                                                                   -----------------
     3.   The Defaulted Amount for the preceding Monthly
          Period ................................................                  $   14,570,899.03
                                                                                   -----------------
     4.   The annualized percentage equivalent of a fraction, the
          numerator of which is the Defaulted Amount less
          Recoveries for the preceding Monthly Period, and the
          denominator is the average Receivables for the
          preceding Monthly Period...............................                               3.52%
                                                                                   -----------------
     5.   The total amount of Principal Receivables in the Trust
          at the beginning of the preceding Monthly Period ......                  $4,374,982,588.34
                                                                                   -----------------
     6.   The total amount of Principal Receivables in the Trust
          as of the last day of the preceding Monthly Period ....                  $4,450,050,541.97
                                                                                   -----------------
     7.   The total amount of Finance Charge and Administrative
          Receivables in the Trust at the beginning of the
          preceding Monthly Period...............................                  $   61,280,857.64
                                                                                   -----------------
     8.   The total amount of Finance Charge and Administrative
          Receivables in the Trust as of the last day of the
          preceding Monthly Period ..............................                  $   58,627,757.18
                                                                                   -----------------
     9.   The aggregated Adjusted Invested Amounts of all Series
          of Notes outstanding as of the last day of the
          preceding Monthly Period ..............................                  $3,681,718,346.00
                                                                                   -----------------
     10.  The Transferor Interest as of the last day of the
          preceding Monthly Period ..............................                  $  768,332,195.97
                                                                                   -----------------
     11.  The transferor percentage as of the last day of the
          preceding Monthly Period ..............................                              17.27%
                                                                                   -----------------
     12.  The Required Transferor Percentage ....................                               6.00%
                                                                                   -----------------
     13.  The Required Transferor Interest ......................                  $  267,003,032.52
                                                                                   -----------------
     14.  The monthly principal payment rate for the preceding
          Monthly Period ........................................                              21.88%
                                                                                   -----------------
     15.  The balance in the Excess Funding Account as of the
          last day of the preceding Monthly Period ..............                  $              --
                                                                                   -----------------
     16.  The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last
          day of the Monthly Period preceding such Payment Date:

                                                                        Percentage      Aggregate
                                                                         of Total        Account
                                                                       Receivables       Balance
                                                                       -----------   ---------------
             (a) Delinquent between 30 days and 59 days                    0.83%     $ 37,526,990.06
             (b) Delinquent between 60 days and 89 days                    0.66%     $ 29,557,130.63
             (c) Delinquent between 90 days and 119 days                   0.55%     $ 24,668,118.32
             (d) Delinquent between 120 days and 149 days                  0.39%     $ 17,821,727.86
             (e) Delinquent between 150 days and 179 days                  0.37%     $ 16,577,492.25
             (f) Delinquent 180 days or greater                            0.00%     $            --
                                                                           ----      ---------------
             (g) Aggregate                                                 2.80%     $126,151,459.12
                                                                           ====      ===============

V.   Information regarding Series 2003-D

     1.   The amount of Principal Receivables in the Trust
          represented by the Invested Amount of Series 2003-D as
          of the last day of the related Monthly Period .........                  $ 400,000,000.00
                                                                                   -----------------
     2.   The amount of Principal Receivables in the Trust
          represented by the Adjusted Invested Amount of Series
          2003-D on the last day of the related Monthly Period ..                  $ 200,000,000.00
                                                                                   -----------------

                                                                    NOTE FACTORS

     3.   The amount of Principal Receivables in the Trust
          represented by the Class A Note Principal Balance on
          the related Payment Date after taking into
          consideration all payments made on such date ..........      0.0000      $              --
                                                                                   -----------------
     4.   The amount of Principal Receivables in the Trust
          represented by the Class B Note Principal Balance on
          the related Payment Date after taking into
          consideration all payments made on such date ..........      0.0000      $              --
                                                                                   -----------------
     5.   The amount of Principal Receivables in the Trust
          represented by the Class C Note Principal Balance on
          the related Payment Date after taking into
          consideration all payments made on such date ..........      0.0000      $              --
                                                                                   -----------------
     6.   The amount of Principal Receivables in the trust
          represented by the Class D Note Principal Balance on
          the related Payment Date after taking into
          consideration all payments made on such date ..........      0.0000      $              --
                                                                                   -----------------
     7.   The Floating Investor Percentage with respect to the
          period:

     October 1, 2006 through October 19, 2006                                              9.1428935%
                                                                                   -----------------
     October 20, 2006 through October 31, 2006                                             8.8656496%
                                                                                   -----------------
     8.  The Fixed Investor Percentage with respect to the
         period:

     October 1, 2006 through October 19, 2006                                              9.1428935%
                                                                                   -----------------
     October 20, 2006 through October 31, 2006                                             8.8656496%
                                                                                   -----------------
     9.   The amount of Investor Principal Collections applicable
          to Series 2003-D ......................................                  $   86,444,101.42
                                                                                   -----------------
     10a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related
          Monthly Period ........................................                  $    5,816,239.33
                                                                                   -----------------
     10b. Pursuant to Section 8.04(a) of the Master Indenture,
          the amount of Available Finance Charge Collections not
          on deposit in the Collection Account for the related
          Monthly Period ........................................                  $    1,646,167.18
                                                                                   -----------------
     11.  The Investor Default Amount for the related Monthly
          Period ................................................                  $    1,297,111.51
                                                                                   -----------------

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
     12.  The Monthly Servicing Fee for the related Monthly
          Period ................................................                  $      333,333.33
                                                                                   -----------------
     13.  The excess spread amount for the related Monthly Period
          (Available Finance Charge Collections minus the sum of
          the amounts determined pursuant to subsections 4.04 (a)
          (i) - (v) and subsection 4.04 (a) (viii) of the Series
          2003-D Indenture Supplement)...........................                  $    3,725,640.83
                                                                                   -----------------
     14.  Trust yields for the related Monthly Period

             a. The cash yield for the related Monthly Period....                              22.39%
                                                                                   -----------------
             b. The default rate for the related Monthly Period..                               3.89%
                                                                                   -----------------
             c. The Net Portfolio Yield for the related Monthly
                Period ..........................................                              18.50%
                                                                                   -----------------
             d. The Base Rate for the related Monthly Period.....                               7.32%
                                                                                   -----------------
             e. The Excess Spread Percentage for the related
                Monthly Period ..................................                              11.18%
                                                                                   -----------------
             f. The Quarterly Excess Spread Percentage for the
                related Monthly Period...........................                               8.87%
                                                                                   -----------------
                   i) Excess Spread Percentage related to Oct-06                               11.18%
                                                                                   -----------------
                   ii) Excess Spread Percentage related to Sep-06                               7.86%
                                                                                   -----------------
                   iii) Excess Spread Percentage related to Aug-06                              7.58%
                                                                                   -----------------
     15.  Floating Rate Determinations:

     LIBOR for the Interest Period from October 20, 2006 through
     and including November 19, 2006                                                         5.32000%
                                                                                   -----------------
     16.  Principal Funding Account

             a. The beginning Principal Funding Account Balance
                (ending balance as of the previous Payment
                Date) ...........................................                  $  200,000,000.00
                                                                                   -----------------

             b. Principal Funding Investment Proceeds for the
                related Payment Date ............................                  $      884,536.66
                                                                                   -----------------
             c. Principal Funding Investment Proceeds withdrawn
                and deposited into the Collection Account to be
                treated as Available Finance Charge Collections
                for the related Payment Date ....................                  $      884,536.66
                                                                                   -----------------

             d. During the Controlled Accumulation Period, the
                Monthly Principal deposited into the Prinicpal
                Funding Account .................................                  $  200,000,000.00
                                                                                   -----------------

             e. On the earliest to occur of (a) the first Payment
                Date during the Early Amortization Period and (b)
                the Expected Final Principal Payment Date, the
                amount withdrawn for payment to the
                Noteholders .....................................                  $  400,000,000.00
                                                                                   -----------------
             f. The ending Principal Funding Account Balance on
                the related Payment Date ........................                  $              --
                                                                                   =================

             g. The Accumulation Shortfall with respect to the
                related Monthly Period ..........................                  $              --
                                                                                   -----------------

     17.  Reserve Account

             a. The beginning Reserve Account balance (ending
                balance as of the previous Payment Date) ........                  $      500,000.00
                                                                                   -----------------
             b. Interest earnings on the Reserve Account ........                  $        2,217.71
                                                                                   -----------------
             c. Interest earnings on the Reserve Account
                withdrawn and deposited into the Collection
                Account to be treated as Available Finance Charge
                Collections for the related Payment Date ........                  $        2,217.71
                                                                                   -----------------
             d. On each Payment Date from and after the Reserve
                Account Funding Date, the amount deposited into
                the Reserve Account pursuant to subsection
                4.04(a)(vii) of the Series 2003-D Indenture
                Supplement ......................................                  $              --
                                                                                   -----------------
             e. The Reserve Draw Amount deposited into the
                Collection Account and treated as Available
                Finance Charge Collections for the related
                Monthly Period ..................................                  $              --
                                                                                   -----------------
             f. The Reserve Account Surplus withdrawn and
                deposited into the Cash Collateral Account ......                  $              --
                                                                                   -----------------
             g. Amount withdrawn from the Reserve Account and
                paid to the holders of the Trust Beneficial
                Interests pursuant to subsection 4.10(f) of the
                Series 2003-D Indenture Supplement ..............                  $      500,000.00
                                                                                   -----------------
             h. The ending Reserve Account balance on the related
                Payment Date ....................................                  $              --
                                                                                   =================

             i. The Required Reserve Account Amount on the
                related Payment Date ............................                  $      500,000.00
                                                                                   -----------------

             j. The Available Reserve Account Amount on the
                related Payment Date ............................                  $      500,000.00
                                                                                   -----------------

     18.  Cash Collateral Account

             a. The beginning Cash Collateral Account balance
                (ending balance as of the previous Payment
                Date) ...........................................                  $    9,000,000.00
                                                                                   -----------------
             b. Investment Earnings since the preceding Payment
                Date ............................................                  $       39,935.11
                                                                                   -----------------
             c. Amount withdrawn from the Cash Collateral Account
                to cover disbursements pursuant to subsections
                4.04(a)(iv) and 4.04(a)(viii) of the Series
                2003-D Indenture Supplement .....................                  $              --
                                                                                   -----------------
             d. Amount withdrawn from the Cash Collateral Account
                on the Series 2003-D Final Maturity Date for
                distributions to the Class C Noteholders and the
                Class D Noteholders .............................                  $              --
                                                                                   -----------------
             e. Amount withdrawn from the Cash Collateral Account
                on the day following the occurrence of an Event
                of Default for distributions to the Class C
                Noteholders and the Class D Noteholders .........                  $              --
                                                                                   -----------------
             f. Amount deposited into the Cash Collateral Account
                to cover any Cash Collateral Account
                Deficiency ......................................                  $              --
                                                                                   -----------------
             g. Amount withdrawn from the Cash Collateral Account
                equaled to the excess over the Required Cash
                Collateral Account Amount and paid to the
                Transferor ......................................                  $              --
                                                                                   -----------------
             h. Remaining Cash Collateral Account amount
                withdrawn on the date on which the Class C Note
                Principal Balance and the Class D Note Principal
                Balance have been paid in full and paid to the
                Transferor ......................................                  $    9,039,935.11
                                                                                   -----------------
             i. The ending Cash Collateral Account balance on the
                related Payment Date ............................                  $              --
                                                                                   =================
             j. The Required Cash Collateral Account Amount on
                the related Payment Date ........................                  $              --
                                                                                   -----------------
             k. The Available Cash Collateral Account Amount on
                the related Payment Date ........................                  $              --
                                                                                   -----------------

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
     19.  Investor Charge-Offs

             a. The aggregate amount of Investor Charge-Offs for
                the related Monthly Period ......................                  $              --
                                                                                   -----------------

             b. The aggregate amount of Investor Charge-Offs
                reimbursed on the Payment Date ..................                  $              --
                                                                                   -----------------

     20.  The Monthly Principal Reallocation Amount for the
          related Monthly Period ................................                  $              --
                                                                                   -----------------

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID B. WEINSTOCK
                                            ------------------------------------
                                        Name: David B. Weinstock
                                        Title: Vice President